-------------------------------------------------------------------------------
                          A N N U A L   R E P O R T
-------------------------------------------------------------------------------


                                S E L I G M A N
                                M U T U A L
                                B E N E F I T
                                P L A N

                                [LOGO]

                                December 31, 1998

MBL LIFE
ASSURANCE
CORPORATION

Total Returns*

For the Year Ended December 31, 1998

   Seligman Capital Sub-Account....................   20.68%
   Seligman Cash Management Sub-Account............    5.20
   Seligman Common Stock Sub-Account...............   22.60
   Seligman Fixed Income Securities Sub-Account....    6.92
   Seligman Income Sub-Account.....................    6.45


-----------------------
* Total returns of the Separate Account are based on the performance of five portfolios of the Seligman Portfolios, Inc., the underlying investment vehicle for the Seligman Mutual Benefit Plan, less separate account charges.

                           ----------------------------------------------------
                           SELIGMAN              MBL LIFE ASSURANCE CORPORATION
                           ----------------------------------------------------
                           MUTUAL                         520 BROAD STREET A1ON
                           ----------------------------------------------------
                           BENEFIT                        NEWARK, NJ 07102-3111
                           ----------------------------------------------------
                           PLAN                                  1-800-435-3191
                           ----------------------------------------------------


                                                              February 15, 1999

Dear Contract Owner:

      As Manager of Seligman Portfolios, Inc., we are pleased to provide the enclosed audited financial statements and accompanying information for the Seligman Mutual Benefit Plan (the "Separate Account") and Seligman Portfolios, Inc. for the year ended December 31, 1998.

      In 1998, for the eighth straight year, the US economy expanded, with real domestic growth of 3.9%. Once again, large-cap US stocks responded to this favorable environment with strong performance. The market, as measured by the Standard & Poor's 500 Composite Stock Price Index, (S&P 500), rose 28.58% -- the first time in history that this widely watched index returned more than 20% for four years in a row.

      Although 1998 will certainly be recorded as another stellar year for equities, the market gave investors a bumpy ride along the way. In fact, such wide market swings haven't been seen since 1987. A number of factors contributed to this volatility -- some domestic, many international. The global economic background in 1998 was one of steadily deteriorating conditions as the financial crisis, originally limited to a few Asian countries, spread throughout other regions. The global turmoil continued when Russia defaulted on its debt and devalued its currency. Fear then spread to Latin America as Brazil struggled in vain to protect its currency, the real.

      In addition to high volatility, last year's market was notable for being extremely narrow, with the exceptional performances of a few stocks distorting the total picture. In fact, 197 stocks, representing 39% of the S&P 500, actually lost market value during the last 12 months. Investment results between market caps were also more widely dispersed than usual. The disparity was almost unprecedented. For example, the large-capitalization-dominated S&P 500 rose 28.58%, while the Russell 2000 Index of smaller-capitalization stocks actually declined 2.55%.

      Fixed-income markets posted strong returns for the year but, as in the equity markets, some segments performed notably better than others. US Treasury bonds, in particular, benefitted from a confluence of events that drove prices higher and yields to 30-year lows. US government-backed bonds, which carry the highest credit quality, were in great demand as the global financial turmoil produced a "flight to quality" around the world. Further boosting the US government bond market was the Federal Reserve Board's lowering of the federal-funds rate, and a federal budget surplus that caused the overall supply of bonds to decrease.

      In 1999, we believe gross domestic product (GDP) should slow to about 2.5 percent. We expect a challenging financial market environment with ongoing economic uncertainties and continued high volatility. Nonetheless, we see moderately positive returns for the year in line with our lower growth projections. In addition, low inflation, falling or stable interest rates, improving prospects in Asia, and a Federal Reserve leading the fight against global recession should all provide support for US markets. We expect that the equity market, which began to show signs of broadening in the fourth quarter of 1998, will continue to broaden in 1999. If this trend continues, small- and mid-cap stocks should begin to benefit from the favorable equity environment to a greater extent.

      Thank you for your support of Seligman Portfolios, Inc. in 1998.

                                            Respectfully,

                                            /s/ William C. Morris

                                            William C. Morris
                                            Chairman
                                            J. & W. Seligman & Co. Incorporated

                                   -- 1 --

                         Seligman Mutual Benefit Plan
-------------------------------------------------------------------------------
Statement of Assets and Liabilities                           December 31, 1998
-------------------------------------------------------------------------------

ASSETS

Investments in Seligman Portfolios, Inc.:
   Seligman Capital Portfolio--246,989 shares at Net Asset Value of $20.81 (cost--$3,821,818)..............    $ 5,139,844
   Seligman Cash Management Portfolio--833,299 shares at Net Asset Value of $1.00
      (cost--$833,299) ....................................................................................        833,299
   Seligman Common Stock Portfolio--806,259 shares at Net Asset Value of $18.63 (cost--$13,200,190)........     15,020,603
   Seligman Bond Portfolio--159,017 shares at Net Asset Value of $10.38 (cost--$1,614,026).................      1,650,594
   Seligman Income Portfolio--339,910 shares at Net Asset Value of $11.01 (cost--$3,631,816)...............      3,742,406
                                                                                                               -----------
Total Assets...............................................................................................     26,386,746

LIABILITIES

Due to MBL Life--Note 5 ...................................................................................         44,491
                                                                                                               -----------
Net Assets ................................................................................................    $26,342,255
                                                                                                               ===========
Net Assets Attributable to Variable Annuity Contract Owners--Note 4........................................    $26,342,255
                                                                                                               ===========

--------------------
See Notes to Financial Statements.

-------------------------------------------------------------------------------
Combined Statement of Operations                   Year Ended December 31, 1998
-------------------------------------------------------------------------------

                                                                   Seligman                       Seligman
                                                    Seligman         Cash          Seligman     Fixed Income    Seligman
                                                     Capital      Management     Common Stock    Securities      Income
                                       Combined     Sub-Account    Sub-Account     Sub-Account    Sub-Account   Sub-Account
                                       ---------    -----------    -----------    ------------   ------------   -----------
Investment Income:
Dividends.........................   $   522,540     $  8,935       $49,968        $ 227,121      $ 87,783       $148,733
Capital gain distributions........     1,269,406      277,231            --          924,123        16,543         51,509
                                     -----------     --------       -------        ---------       -------       --------
Total investment income...........     1,791,946      286,166        49,968        1,151,244       104,326        200,242
Expenses--Note 5:
Mortality and expense risk charges       313,770       59,437        11,606          175,026        20,797         46,904
                                     -----------     --------       -------        ---------       -------       --------
Net Investment Income.............     1,478,176      226,729        38,362          976,218        83,529        153,338
                                     -----------     --------       -------        ---------       -------       --------
Realized and Unrealized Gain (Loss) on Investments--Note 6:
Net realized gain (loss) from
   security transactions..........       396,417      213,781           --           176,010        29,016        (22,390)

Increase (decrease) in unrealized
   appreciation of investments....     2,308,182      482,319            --        1,725,379        (2,067)       102,551
                                     -----------     --------       -------        ---------       -------       --------
Net Gain on Investments...........     2,704,599      696,100            --        1,901,389        26,949         80,161
                                     -----------     --------       -------        ---------       -------       --------
Net Increase in Net Assets
   Resulting from
   Operations.....................   $4,182,775     $922,829       $38,362        $2,877,607     $110,478       $233,499
                                     ==========     ========       =======        ==========     ========       ========

-----------------
See Notes to Financial Statements.

                                   -- 2 --

                         Seligman Mutual Benefit Plan
-------------------------------------------------------------------------------
Combined Statements of Changes in Net Assets
-------------------------------------------------------------------------------

                                                                                                     Seligman
                                                                     Seligman Capital             Cash Management
                                             Combined                  Sub-Account                  Sub-Account
                                     -------------------------   ------------------------     -------------------------
                                      Year Ended December 31,     Year Ended December 31,      Year Ended December 31,
                                     -------------------------   ------------------------     -------------------------
                                         1998         1997          1998          1997           1998          1997
                                     -----------   -----------   ----------    ----------     ----------     ----------
Increase (Decrease) in Net Assets:
>From Operations:
Net investment income..............  $ 1,478,176   $ 2,654,416   $  226,729    $  253,619     $   38,362     $   56,371
Net realized gain (loss) from
   security transactions...........      396,417       691,375      213,781       174,453             --             --
Net change in unrealized
   appreciation/depreciation
   of investments .................    2,308,182       730,823      482,319       439,252             --             --
                                     -----------   -----------   ----------    ----------     ----------     ----------
Net Increase Resulting
   from Operations.................    4,182,775     4,076,614      922,829       867,324         38,362         56,371
                                     -----------   -----------   ----------    ----------     ----------     ----------
>From Contract Owners'
  Transactions--Note 2:
Net transfers between
   sub-accounts....................           --           --            --        25,676             --      (128,958)
Redemptions and annuity benefits...   (3,292,779)   (5,090,047)    (552,795)     (775,000)      (345,617)     (394,409)
                                     -----------   -----------   ----------    ----------     ----------     ----------
Decrease in Net Assets Resulting
   from Contract Owners'
   Transactions....................   (3,292,779)   (5,090,047)    (552,795)     (749,324)      (345,617)      (523,367)
                                     -----------   -----------   ----------    ----------     ----------     ----------
(Increase) decrease in amount due
   MBL Life--Note 5................        6,284       (17,243)         889          (722)        12,128        (12,043)
                                     -----------   -----------   ----------    ----------     ----------     ----------
Increase (Decrease) in Net Assets..      896,280    (1,030,676)     370,923       117,278       (295,127)      (479,039)
NET ASSETS:
Beginning of Year..................   25,445,975    26,476,651    4,771,193     4,653,915      1,129,068      1,608,107
                                     -----------   -----------   ----------    ----------     ----------     ----------
End of Year........................  $26,342,255   $25,445,975   $5,142,116    $4,771,193     $  833,941     $1,129,068
                                     ===========   ===========   ==========    ==========     ==========     ==========

--------------------
See Notes to Financial Statements.

                                    -- 3 --

                         Seligman Mutual Benefit Plan
-------------------------------------------------------------------------------
Combined Statements of Changes in Net Assets (continued)

                                                                          Seligman
                                             Seligman                   Fixed Income                   Seligman
                                           Common Stock                  Securities                     Income
                                            Sub-Account                  Sub-Account                  Sub-Account
                                     -------------------------   ------------------------     -------------------------
                                      Year Ended December 31,     Year Ended December 31,      Year Ended December 31,
                                     -------------------------   ------------------------     -------------------------
                                         1998         1997          1998          1997           1998          1997
                                     -----------   -----------   ----------    ----------     ----------     ----------
Increase (Decrease) in Net Assets:
>From Operations:
Net investment income..............  $   976,218   $ 1,948,287    $   83,529   $   66,154     $  153,338     $  329,985
Net realized gain (loss) from
   security transactions...........      176,010       468,410        29,016       26,105        (22,390)        22,407
Net change in unrealized
   appreciation/depreciation
   of investments..................    1,725,379       108,473        (2,067)      52,972        102,551        130,126
                                     -----------   -----------    ----------   ----------     ----------     ----------
Net Increase Resulting
   from Operations.................    2,877,607     2,525,170       110,478      145,231        233,499        482,518
                                     -----------   -----------    ----------   ----------     ----------     ----------
>From Contract Owners'
   Transactions--Note 2:
Net transfers between
   sub-accounts....................       36,615       112,708       (36,615)      (6,000)            --         (3,426)
Redemptions and annuity benefits...   (1,718,356)   (2,588,960)     (294,350)    (466,113)      (381,661)      (865,565)
                                     -----------   -----------    ----------   ----------     ----------     ----------
Decrease in Net Assets Resulting
   from Contract Owners'
   Transactions....................   (1,681,741)   (2,476,252)     (330,965)    (472,113)      (381,661)      (868,991)
                                     -----------   -----------    ----------   ----------     ----------     ----------
(Increase) decrease in amount due
   MBL Life--Note 5                       (7,848)       (2,507)          384         (327)           731         (1,644)
                                     -----------   -----------    ----------   ----------     ----------     ----------
Increase (Decrease) in Net Assets..    1,188,018        46,411      (220,103)    (327,209)      (147,431)      (388,117)
NET ASSETS:
Beginning of Year..................   13,800,998    13,754,587     1,863,334    2,190,543      3,881,382      4,269,499
                                     -----------   -----------    ----------   ----------     ----------     ----------
End of Year........................  $14,989,016   $13,800,998    $1,643,231   $1,863,334     $3,733,951     $3,881,382
                                     ===========   ===========    ==========   ==========     ==========     ==========

--------------------
See Notes to Financial Statements.

                                    -- 4 --

                         Seligman Mutual Benefit Plan
-------------------------------------------------------------------------------
Notes to Financial Statements
-------------------------------------------------------------------------------

1. The Seligman Mutual Benefit Plan (the "Plan") is a unit investment trust registered under the Investment Company Act of 1940, as amended, and a separate account of the MBL Life Assurance Corporation ("MBL Life") established under the insurance laws of New Jersey. MBL Life provides for variable accumulation and benefits under the Plan's contract by crediting annuity considerations to one or more Variable Accumulation Sub-Accounts ("sub-account") within the Plan or the Fixed Accumulation Account, as elected by the Contract Owner (see Notes 2 and
3). Significant accounting policies of the Plan are as follows:

   a. Investments -- Investments are valued at net asset value. The Plan invests exclusively in shares of the following five portfolios of Seligman Portfolios, Inc. (the "Fund"), a series fund: Seligman Bond Portfolio (formerly "Seligman Fixed Income Securities Portfolio"), Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, and Seligman Income Portfolio. Shares are purchased in each portfolio, in accordance with the Contract Owner's allocation of net purchase payments (see Notes 2 and 3), at the net asset value of such shares on the date monies are received. Cost represents the aggregate of such purchases at net asset value. Dividends from net investment income and capital gain distributions are recognized on the ex-dividend date. Except for the Seligman Cash Management Portfolio, which declares daily dividends, dividends and capital gain distributions, if any, are declared annually.

   b. Federal Income Taxes -- The Plan does not provide for Federal income taxes since the operations of the Plan form a part of, and are taxed with, the total operations of MBL Life which is taxed as a "life insurance company" under the Internal Revenue Code. Earnings and realized capital gains and losses, if any, of the Plan attributable to the Contract Owners, are excluded in the determination of the Federal income tax liability of MBL Life.

   c. Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

2. On April 29, 1994, the Third Amended Plan of Rehabilitation (the "Plan of Rehabilitation") of Mutual Benefit Life Insurance Company in Rehabilitation ("Mutual Benefit Life"), was implemented. The Plan of Rehabilitation, as confirmed by the Superior Court of New Jersey, reaffirmed the status of the Account as a separate account. Pursuant to the terms of the Plan of Rehabilitation, substantially all of the assets and liabilities of Mutual Benefit Life were transferred to MBL Life. In addition, the assets and liabilities of the Plan were transferred to a new separate account of MBL Life. Also, as of April 29, 1994, the ownership of the stock of MBL Life was transferred to a Trust, of which the New Jersey Commissioner of Banking and Insurance is the sole Trustee.

MBL Life has decided that it will not accept applications for new contracts nor will it accept additional purchase payments under existing contracts, including transfers from the Fixed Accumulation Account to any sub-account of the Plan. In addition, requests for transfers of amounts to the Fixed Accumulation Account from the Plan will not be accepted. Annuity payments which commenced prior to July 16, 1991, and any death benefits payable, both before and after July 16, 1991, are unaffected and will continue to be paid under the terms of the Plan of Rehabilitation. In addition, the Plan of Rehabilitation permits redemptions of amounts from any sub-account of the Plan to continue, as requested, along with transfers between sub-accounts within the Plan.

3. On December 31, 1998, MBL Life sold substantially all of its general account life insurance and annuity business to SunAmerica Inc. (the "Acquisition"). The business sold did not include the Plan. The Acquisition along with the Order of the Superior Court of New Jersey (the "Order") approving the transaction effected a resolution to the proceedings associated with the Plan of Rehabilitation. The Rehabilitation Period will end June 30, 1999.

The Order provides for the termination of the Plan at the end of the Rehabilitation Period. In addition, the Order authorizes MBL Life to take any and all actions necessary to facilitate the termination of the Plan. During the six month period prior to the end of the Rehabilitation Period, contract owners will be given the opportunity to exchange their Plan contracts for contracts issued by other insurance companies. Any contracts remaining with MBL Life at the end of the Rehabilitation Period (June 30, 1999) will be terminated and MBL Life will pay out their account value.

4. The net assets of the Plan, attributable to Variable Annuity Contract Owners at December 31, 1998, are as follows:

                                                                                              Unit          Accumulation
                    Variable Accumulation Sub-Account                       Units Owned       Value            Value
                    ---------------------------------                       -----------      -------        ------------
   Seligman Capital Sub-Account......................................         132,338          $38.856        $ 5,142,116
   Seligman Cash Management Sub-Account..............................         550,093            1.516            833,941
   Seligman Common Stock Sub-Account.................................         365,229           41.040         14,989,016
   Seligman Fixed Income Securities Sub-Account......................          90,546           18.148          1,643,231
   Seligman Income Sub-Account.......................................         157,405           23.722          3,733,951
                                                                                                              -----------
Net assets attributable to Variable Annuity Contract Owners..........                                         $26,342,255
                                                                                                              ===========


                                    -- 5 --

                         Seligman Mutual Benefit Plan
-------------------------------------------------------------------------------
Notes to Financial Statements (continued)
-------------------------------------------------------------------------------

5. A charge, at the annual rate of 1.25% of the asset value of each sub-account, is made daily against Plan assets for mortality and expense risks assumed by MBL Life and for provision of the minimum death benefit. Any portion of this charge, retained in the Plan and due to MBL Life, participates ratably in the investment performance of the Plan.

Administration charges are made against the Contract Owner's account by redemption of variable accumulation units.

6. Aggregate purchases and proceeds from the sales of investments for the year ended December 31, 1998, amounted to $2,134,035 and $3,948,638, respectively. The net realized gain (loss) on sales of investments was calculated as follows:

                                                                    Seligman                      Seligman
                                                     Seligman         Cash         Seligman     Fixed Income    Seligman
                                                      Capital      Management    Common Stock    Securities      Income
                                       Combined     Sub-Account    Sub-Account    Sub-Account    Sub-Account   Sub-Account
                                     -----------    -----------    -----------   ------------   -----------    -----------
Proceeds from sales
   of investments..................  $3,948,638      $612,232       $358,210      $2,089,827      $394,969      $493,400
Cost of investments sold...........   3,552,221       398,451        358,210       1,913,817       365,953       515,790
                                     ----------      --------       --------      ----------      --------      --------
Net realized gain (loss)
   on investments..................  $  396,417      $213,781       $     --      $  176,010      $ 29,016      $(22,390)
                                     ==========      ========       ========      ==========      ========      ========

The increase (decrease) in unrealized appreciation was calculated as follows:

                                                                    Seligman                      Seligman
                                                     Seligman         Cash         Seligman     Fixed Income    Seligman
                                                      Capital      Management    Common Stock    Securities      Income
                                       Combined     Sub-Account    Sub-Account    Sub-Account    Sub-Account   Sub-Account
                                     -----------    -----------    -----------   ------------   -----------    -----------
Unrealized appreciation
   of investments:
Beginning of year..................  $  977,415     $  835,707     $      --      $   95,034      $ 38,635       $  8,039
End of year........................   3,285,597      1,318,026            --       1,820,413        36,568        110,590
                                     ----------     ----------     ---------      ----------      --------       --------
Increase (decrease) in unrealized
   appreciation of investments.....  $2,308,182     $  482,319     $      --      $1,725,379      $ (2,067)      $102,551
                                     ==========     ==========     =========      ==========      ========       ========

7. The changes in the number of accumulation units outstanding were as follows (see Note 2):

                                                                    Seligman                     Seligman
                                                     Seligman         Cash         Seligman    Fixed Income    Seligman
                                                      Capital      Management    Common Stock   Securities      Income
                                                    Sub-Account    Sub-Account    Sub-Account   Sub-Account   Sub-Account
                                                    -----------    -----------   ------------   -----------   -----------
For the Year Ended December 31, 1997
Balance at beginning of year.....................     173,135       1,151,458       492,347       138,915       215,733
Issued as a result of sub-account transfers......       1,434           6,004         3,744           828            --
Redemptions and sub-account transfers............     (26,381)       (373,931)      (83,826)      (29,967)      (41,555)
                                                      -------       ---------       -------       -------       -------
Balance at end of year...........................     148,188         783,531       412,265       109,776       174,178
                                                      =======       =========       =======       =======       =======

For the Year Ended December 31, 1998
Balance at beginning of year.....................     148,188        783,531        412,265       109,776       174,178
Issued as a result of sub-account transfers......          --            674          6,156           360           311
Redemptions and sub-account transfers............     (15,850)      (234,112)       (53,192)      (19,590)      (17,084)
                                                      -------       ---------       -------       -------       -------
Balance at end of year...........................     132,338        550,093        365,229        90,546       157,405
                                                      =======       =========       =======       =======       =======

                                    -- 6 --

                         Seligman Mutual Benefit Plan
-------------------------------------------------------------------------------
Report of Independent Accountants
-------------------------------------------------------------------------------

The Variable Annuity Contract Owners
Seligman Mutual Benefit Plan

In our opinion, the accompanying statement of assets and liabilities and the related combined statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Seligman Mutual Benefit Plan (the "Plan") at December 31, 1998 and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Plan's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities owned as of December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

As described in Note 3 of the notes to financial statements, the Plan will cease business operations by June 30, 1999.

                                                     PricewaterhouseCoopers LLP

Florham Park, New Jersey
February 15, 1999

                                    -- 7 --